Stockholders' equity (Detail Textuals 6) (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stock Option Expense	$ 306,165	$ 522,930			$ 1,103,209	$ 272,594
Stock option recognized as additional paid in capital	300,967	211,673	142,447	954,747	890,648	272,594
Stock option liability	217,759	311,257	179,445		212,561
Aggregate intrinsic value of stock options outstanding	372,454		345,131	1,008,330	422,910	306,000
Aggregate intrinsic value of stock options exercisable	336,853		333,139	734,111	341,304	172,650
Unrecognized compensation expense	130,048		127,200	734,111
Unrecognized compensation expense, period of recognition	2 years
Aggregate intrinsic value of unvested stock options	$ 35,601				$ 81,606	$ 133,350
Remaining weighted average contractual term unvested stock options	9 years